Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2023
1
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Shares Security Description Value
Common Stock - 99.2%
Consumer Discretionary - 5.1%
2,284 AutoZone, Inc. (a) $ 5,905,533
10,617 Lowe's Cos., Inc. 2,362,814
10,900 The Home Depot, Inc. 3,777,395
12,045,742
Consumer Staples - 2.3%
10,325 Thermo Fisher Scientific, Inc. 5,480,407
Energy - 4.5%
34,202 Chevron Corp. 5,101,570
37,284 Marathon Petroleum Corp. 5,531,454
10,633,024
Financials - 12.5%
15,098 Aon PLC, Class A 4,393,820
27,616 Berkshire Hathaway, Inc.,
Class B (a) 9,849,522
15,853 Mastercard, Inc., Class A 6,761,463
33,616 Visa, Inc., Class A 8,751,926
29,756,731
Health Care - 10.1%
36,735 AbbVie, Inc. 5,692,823
26,477 Amgen, Inc. 7,625,906
45,200 CVS Health Corp. 3,568,992
25,730 Johnson & Johnson 4,032,920
5,830 UnitedHealth Group, Inc. 3,069,320
23,989,961
Industrials - 5.2%
47,150 AMETEK, Inc. 7,774,563
22,509 L3Harris Technologies, Inc. 4,740,846
12,515,409
Information Technology - 59.5%
21,594 Accenture PLC, Class A 7,577,551
17,784 Adobe, Inc. (a) 10,609,934
124,140 Alphabet, Inc., Class A (a) 17,341,117
84,990 Apple, Inc. 16,363,125
17,393 Broadcom, Inc. 19,414,936
34,943 CDW Corp. 7,943,243
227,259 HP, Inc. 6,838,223
Shares Security Description Value
Information Technology - 59.5% (continued)
13,500 Lam Research Corp. $ 10,574,010
24,945 Meta Platforms, Inc., Class A (a) 8,829,532
23,215 Microsoft Corp. 8,729,769
14,378 NVIDIA Corp. 7,120,273
26,026 NXP Semiconductors NV 5,977,652
38,785 Texas Instruments, Inc. 6,611,291
38,688 WEX, Inc. (a) 7,526,750
141,457,406
Total Common Stock (Cost $142,241,387) 235,878,680
Investments, at value - 99.2% (Cost
$142,241,387) $ 235,878,680
Other Assets & Liabilities, Net - 0.8% 1,962,678
Net Assets - 100.0% $ 237,841,358
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2023
2
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 235,878,680
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 235,878,680